Share-based payments - Stock options (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of classes of share capital [line items]
Weighted average share price at the date of exercise for stock options (in CAD per share)	$ 74.01	$ 64.49
Stock options
Disclosure of classes of share capital [line items]
Vesting period for stock options	4 years
Expiration period for stock options	10 years
Stock options | Class A subordinate shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issuance under the stock option plan (in shares)	27,823,966